Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2023
Discontinued Operations [Abstract]
Schedule of Loss from Discontinued Operations	The following table presents the loss from discontinued operations for the nine months ended September 30, 2022:
Revenue	$24,991
Cost of revenue	23,024
Gross profit	1,967

Operating expenses
Advertising and marketing	117
Depreciation and amortization expense	600
General and administrative	1,599
Total operating expenses	2,316
Gain from discontinued operations	$(350)